Contingent Shares Issuance Liabilities (Details) - shares	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Contingent Shares Issuance Liabilities [Abstract]
Contingent sponsor earnout shares	8,162	11,364
Private placement warrants	836	1,086
Balance at	8,998	12,450